Distributions made and proposed	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Distributions made and proposed
33.	Distributions made and proposed

	NOTE	2018	2017
		(Thousands of yen)
Cash dividends on ordinary shares declared and paid:
Final dividend for 2017: ¥15 yen per share (Final dividend for 2016: ¥10 yen per share)	(i)	309,299	98,595

Interim dividend for 2018: ¥15 yen per share (Interim dividend for 2017: ¥20 yen per share)	(ii)	311,859	201,426

Total		621,158	300,021

(i)

The Group resolved to pay final dividends from retained earnings at the ordinary general shareholders meeting convened on March 29, 2018 (Final dividend for 2016: March 29, 2017). The dividends for which the declared date is December 31, 2017 (Final dividend for 2016: December 31, 2016) are paid on or after March 30, 2018 (Final dividend for 2016: March 30, 2017) as the effective date.

(ii)

The Group resolved to pay interim dividends from retained earnings at the meeting of Board of Directors convened on July 30, 2018 (Interim dividend for 2017: July 28, 2017). The dividends for which the declared date is June 30, 2018 (Interim dividend for 2017: June 30, 2017) are paid on or after September 7, 2018 (Interim dividend for 2017: September 8, 2017) as the effective date.